Share Capital and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2025
Share Capital and Additional Paid-in Capital
Share Capital and Additional Paid-in Capital
14.	Share Capital and Additional Paid-in Capital

In March 2023, the Company distributed approximately $40.2 million or $1.25 per share via a dividend that was classified as a return of paid-in-capital.

In June 2023, the Company distributed approximately $51.5 million or $1.60 per share via a dividend that was classified as a return of paid-in-capital.

In September 2023, the Company distributed an amount of approximately $48.3 million or $1.50 per share via a dividend that was classified as a return of paid-in-capital.

In November 2023, the Company paid approximately $19.3 million or $0.60 per share via a dividend that was classified as a return of paid-in-capital.

In March 2024, the Company paid approximately $21.3 million or $0.66 per share via a dividend that was classified as a return of paid-in-capital.

In June 2024, the Company paid approximately $35.4 million or $1.10 per share via a dividend that was classified as a return of paid-in-capital.

In September 2024, the Company paid approximately $35.4 million or $1.10 per share via a dividend that was classified as a return of paid-in-capital.

In December 2024, the Company paid approximately $14.5 million or $0.45 per share via a dividend that was classified as a return of paid-in-capital.

In March 2025, the Company paid a dividend of approximately $11.3 million or $0.35 per share.

In June 2025, the Company paid a dividend of approximately $10.3 million or $0.32 per share.

In September 2025, the Company paid a dividend of approximately $22.5 million or $0.70 per share.

In November, 2025, the Company completed a registered direct offering of 3,239,436 new common shares, at a gross price of $35.50 per share, raising net proceeds of approximately $110.4 million.

In December 2025, the Company paid a dividend of approximately $26.6 million or $0.75 per share.

As of December 31, 2025, the Company had 35,433,544 common shares outstanding (such amount does not include 695,892 treasury shares).

Neither the Company nor any of its subsidiaries have issued any restricted shares, share options, warrants, convertible loans or other instruments that would entitle a holder of any such instrument to subscribe for any shares in the Company or its subsidiaries. Neither the Company nor any of its subsidiaries have issued subordinated debt or transferable securities other than the shares in the Company and the shares in the Company’s subsidiaries which are held directly or indirectly by the Company.